Income Taxes - Components of Partnership's Deferred Tax Assets and Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income tax net operating loss carry forward	$ 466.3	$ 559.1